                         METLIFE INSURANCE COMPANY USA

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                          PROSPECTUS DATED MAY 1, 1998
                                     (SPDA)

This Supplement revises information contained in the prospectus dated May 1, 1998 (as supplemented) for the Individual Single Purchase Payment Deferred Variable Annuity contract issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUNDING OPTION OPERATING EXPENSES



                                                                        Minimum  Maximum
                                                                      --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Funding Option assets, including     0.37%     0.84%
management fees, distribution and/or service (12b-1) fees, and other expenses)

FUNDING OPTION FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Funding Option fees and expenses, please refer to the prospectus for each Funding Option.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
FUNDING OPTION                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
MET INVESTORS SERIES TRUST -- CLASS A
 Invesco Mid Cap Value Portfolio               0.64%          --         0.04%

 MFS(R) Research International Portfolio      0.69%          --          0.07%

 Morgan Stanley Mid Cap Growth                 0.65%          --         0.03%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%          --          0.04%

 T. Rowe Price Large Cap Value Portfolio       0.57%          --         0.02%

METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Ultra-Short Term Bond               0.34%          --         0.03%
  Portfolio

 Met/Wellington Core Equity                   0.70%          --          0.02%
  Opportunities Portfolio

 Neuberger Berman Genesis Portfolio            0.81%          --         0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
FUNDING OPTION                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
MET INVESTORS SERIES TRUST -- CLASS A
 Invesco Mid Cap Value Portfolio              0.08%       0.76%         0.02%         0.74%

 MFS(R) Research International Portfolio       --        0.76%         0.06%         0.70%

 Morgan Stanley Mid Cap Growth                  --        0.68%         0.01%         0.67%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.52%         0.04%         0.48%

 T. Rowe Price Large Cap Value Portfolio        --        0.59%           --          0.59%

METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Ultra-Short Term Bond                --        0.37%         0.02%         0.35%
  Portfolio

 Met/Wellington Core Equity                    --        0.72%         0.12%         0.60%
  Opportunities Portfolio

 Neuberger Berman Genesis Portfolio             --        0.84%         0.01%         0.83%


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
                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
FUNDING OPTION                             FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 Western Asset Management Strategic      0.59%          --          0.04%        --        0.63%         0.04%         0.59%

  Bond Opportunities Portfolio


The information shown in the table above was provided by the Funding Options and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Funding Option's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Funding Option, but that the expenses of the Funding Option are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Funding Option's board of directors or trustees, are not shown.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


MET INVESTORS SERIES TRUST -- CLASS A

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Invesco Mid Cap Value Portfolio


     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND -- CLASS A

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio (formerly BlackRock Money Market
         Portfolio)

     Met/Wellington Core Equity Opportunities Portfolio

     Neuberger Berman Genesis Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



MONEY MARKET SUB-ACCOUNT


In the sections "CHARGES AND DEDUCTIONS - Deduction for Transfer Fee," "THE CONTRACTS - Transfers of Contract Values During the Accumulation Period" and "PURCHASE PAYMENTS AND CONTRACT VALUE - Dollar Cost Averaging," all references to "Money Market Sub-Account" are replaced with "BlackRock Ultra-Short Term Bond Sub-Account."


HIGHLIGHTS


DEATH BENEFIT


If the Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies prior to the Annuity Date, your Beneficiary (or Beneficiaries) will receive the Death Benefit. There is no Death Benefit after the Annuity Date,


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however, depending on the Annuity Option you elect, any remaining guarantee
(i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary(ies) (see the "Annuity Provisions" section of the prospectus for more information).


OTHER INFORMATION


THE INSURANCE COMPANY


The issuer of your contract, MetLife Insurance Company USA, is a wholly-owned subsidiary of MetLife, Inc. On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.


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APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


              FUNDING OPTION                              INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MET INVESTORS SERIES
 TRUST -- CLASS A

 Invesco Mid Cap Value Portfolio           Seeks high total return by investing in equity
                                           securities of mid-sized companies.
 MFS(R) Research International Portfolio   Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth             Seeks capital appreciation.
 Portfolio
 PIMCO Total Return Portfolio              Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 T. Rowe Price Large Cap Value Portfolio   Seeks long-term capital appreciation by
                                           investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 METROPOLITAN SERIES FUND -- CLASS A

 BlackRock Ultra-Short Term Bond           Seeks a high level of current income
 Portfolio (formerly BlackRock Money       consistent with preservation of capital.
 Market Portfolio)
 Met/Wellington Core Equity                Seeks to provide a growing stream of income
 Opportunities Portfolio                   over time and, secondarily, long-term capital
                                           appreciation and current income.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
                                           of capital appreciation.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio                   with preservation of capital.



              FUNDING OPTION                       INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MET INVESTORS SERIES
 TRUST -- CLASS A

 Invesco Mid Cap Value Portfolio           MetLife Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International Portfolio   MetLife Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Mid Cap Growth             MetLife Advisers, LLC
 Portfolio                                 Subadviser: Morgan Stanley Investment
                                           Management Inc.
 PIMCO Total Return Portfolio              MetLife Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 T. Rowe Price Large Cap Value Portfolio   MetLife Advisers, LLC
                                           Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND -- CLASS A

 BlackRock Ultra-Short Term Bond           MetLife Advisers, LLC
 Portfolio (formerly BlackRock Money       Subadviser: BlackRock Advisors, LLC
 Market Portfolio)
 Met/Wellington Core Equity                MetLife Advisers, LLC
 Opportunities Portfolio                   Subadviser: Wellington Management
                                           Company LLP
 Neuberger Berman Genesis Portfolio        MetLife Advisers, LLC
                                           Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 Western Asset Management Strategic Bond   MetLife Advisers, LLC
 Opportunities Portfolio                   Subadviser: Western Asset Management
                                           Company


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